Loans Receivable - Breakdown of Delinquent Loans (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Sep. 30, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Net of Charge Offs and Loans in Process	$ 11,051,453
Recorded investment, current	11,007,440
Recorded investment, past due	$ 44,013
Ratio of total past due loans to total loans	0.40%	0.68%
Delinquency %, current	99.60%
Delinquency %, past due	0.40%
Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Net of Charge Offs and Loans in Process	$ 5,709,690
Recorded investment, current	5,671,933
Recorded investment, past due	$ 37,757
Ratio of total past due loans to total loans	0.66%
Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Net of Charge Offs and Loans in Process	$ 793,959
Recorded investment, current	793,959
Recorded investment, past due	$ 0
Ratio of total past due loans to total loans	0.00%
Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Net of Charge Offs and Loans in Process	$ 277,599
Recorded investment, current	277,508
Recorded investment, past due	$ 91
Ratio of total past due loans to total loans	0.03%
Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Net of Charge Offs and Loans in Process	$ 104,856
Recorded investment, current	104,526
Recorded investment, past due	$ 330
Ratio of total past due loans to total loans	0.31%
Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Net of Charge Offs and Loans in Process	$ 104,335
Recorded investment, current	103,389
Recorded investment, past due	$ 946
Ratio of total past due loans to total loans	0.91%
Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Net of Charge Offs and Loans in Process	$ 1,303,119
Recorded investment, current	1,302,720
Recorded investment, past due	$ 399
Ratio of total past due loans to total loans	0.03%
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Net of Charge Offs and Loans in Process	$ 1,434,610
Recorded investment, current	1,432,052
Recorded investment, past due	$ 2,558
Ratio of total past due loans to total loans	0.18%
Commercial and Industrial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Net of Charge Offs and Loans in Process	$ 1,093,360
Recorded investment, current	1,092,735
Recorded investment, past due	$ 625
Ratio of total past due loans to total loans	0.06%
HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Net of Charge Offs and Loans in Process	$ 144,850
Recorded investment, current	143,974
Recorded investment, past due	$ 876
Ratio of total past due loans to total loans	0.60%
Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Receivable, Net of Charge Offs and Loans in Process	$ 85,075
Recorded investment, current	84,644
Recorded investment, past due	$ 431
Ratio of total past due loans to total loans	0.51%
30 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment, past due	$ 12,015
Delinquency %, past due	0.11%
30 Days Delinquent | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment, past due	$ 10,925
30 Days Delinquent | Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment, past due	0
30 Days Delinquent | Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment, past due	0
30 Days Delinquent | Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment, past due	0
30 Days Delinquent | Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment, past due	112
30 Days Delinquent | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment, past due	5
30 Days Delinquent | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment, past due	507
30 Days Delinquent | Commercial and Industrial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment, past due	0
30 Days Delinquent | HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment, past due	221
30 Days Delinquent | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment, past due	245
60 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment, past due	$ 6,245
Delinquency %, past due	0.06%
60 Days Delinquent | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment, past due	$ 4,810
60 Days Delinquent | Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment, past due	0
60 Days Delinquent | Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment, past due	0
60 Days Delinquent | Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment, past due	0
60 Days Delinquent | Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment, past due	680
60 Days Delinquent | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment, past due	255
60 Days Delinquent | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment, past due	0
60 Days Delinquent | Commercial and Industrial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment, past due	51
60 Days Delinquent | HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment, past due	342
60 Days Delinquent | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment, past due	107
90 Days Delinquent
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment, past due	$ 25,753
Delinquency %, past due	0.23%
90 Days Delinquent | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment, past due	$ 22,022
90 Days Delinquent | Construction - speculative
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment, past due	0
90 Days Delinquent | Construction - custom
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment, past due	91
90 Days Delinquent | Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment, past due	330
90 Days Delinquent | Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment, past due	154
90 Days Delinquent | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment, past due	139
90 Days Delinquent | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment, past due	2,051
90 Days Delinquent | Commercial and Industrial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment, past due	574
90 Days Delinquent | HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment, past due	313
90 Days Delinquent | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment, past due	$ 79